Information about Troubled Debt Restructurings of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	¥ 21,550	¥ 29,338
Post-modification Outstanding Recorded Investment	19,940	27,802
Consumer Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,290	1,867
Post-modification Outstanding Recorded Investment	894	1,690
Corporate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	17,970	27,471
Post-modification Outstanding Recorded Investment	17,544	26,112
Non-recourse Loans | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	5,180	943
Post-modification Outstanding Recorded Investment	5,180	943
Non-recourse Loans | United States
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	10,036	7,783
Post-modification Outstanding Recorded Investment	10,036	7,518
Real estate companies
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	967	6,436
Post-modification Outstanding Recorded Investment	861	5,636
Other - Other
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,787	12,309
Post-modification Outstanding Recorded Investment	1,467	12,015
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	1,649
Post-modification Outstanding Recorded Investment	1,081
Other Consumer Loan
Financing Receivable, Modifications [Line Items]
Pre-modification Outstanding Recorded Investment	641
Post-modification Outstanding Recorded Investment	¥ 421